Note 16. Stock Options	12 Months Ended
Dec. 31, 2011
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
NOTE 16 - STOCK OPTIONS

The following summarizes stock options activity for the years ended December 31, 2011, 2010, and 2009:

	2011		2010		2009
	Shares	Weighted average exercise price	Shares	Weighted average exercise price	Shares	Weighted average exercise price
Outstanding at beginning of year	-	$-	5,146	$9.66	5,146	$9.66
Expired	-	-	(5,146)	9.66	-	-

Outstanding and exercisable at end of year	-	$-	-	$-	5,146	$9.66

Options outstanding at December 31, 2009 at an exercise price of $9.66 expired May 5, 2010.